19. Property, Plant and Equipment (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfRecoverableValueOfAssetsTableLineItems [Line Items]
Impairment, beginning	R$ (1,213,423)	R$ (719,400)
Impairment at the year	(1,921)	(494,023)
Impairment, ending	(1,215,344)	(1,213,423)
In service
DisclosureOfRecoverableValueOfAssetsTableLineItems [Line Items]
Impairment, beginning	(77,318)	(15,095)
Impairment at the year	72,332	(62,223)
Impairment, ending	(4,986)	(77,318)
In service | UEG Araucária
DisclosureOfRecoverableValueOfAssetsTableLineItems [Line Items]
Impairment, beginning	(69,073)	0
Impairment at the year	69,073	(69,073)
Impairment, ending	0	(69,073)
In service | Power plants in Paraná
DisclosureOfRecoverableValueOfAssetsTableLineItems [Line Items]
Impairment, beginning	(8,245)	(15,095)
Impairment at the year	3,259	6,850
Impairment, ending	(4,986)	(8,245)
In progress
DisclosureOfRecoverableValueOfAssetsTableLineItems [Line Items]
Impairment, beginning	(1,136,105)	(704,305)
Impairment at the year	(74,253)	(431,800)
Impairment, ending	(1,210,358)	(1,136,105)
In progress | Power plants in Paraná
DisclosureOfRecoverableValueOfAssetsTableLineItems [Line Items]
Impairment, beginning	(211,688)	(61,754)
Impairment at the year	21,556	(149,934)
Impairment, ending	(190,132)	(211,688)
In progress | HPP Colíder
DisclosureOfRecoverableValueOfAssetsTableLineItems [Line Items]
Impairment, beginning	(595,489)	(642,551)
Impairment at the year	(87,532)	47,062
Impairment, ending	(683,021)	(595,489)
In progress | Wind power complex Cutia
DisclosureOfRecoverableValueOfAssetsTableLineItems [Line Items]
Impairment, beginning	(232,827)	0
Impairment at the year	8,317	(232,827)
Impairment, ending	(224,510)	(232,827)
In progress | Wind power complex Bento Miguel
DisclosureOfRecoverableValueOfAssetsTableLineItems [Line Items]
Impairment, beginning	(81,637)	0
Impairment at the year	(16,594)	(81,637)
Impairment, ending	(98,231)	(81,637)
In progress | Consórcio Tapajós
DisclosureOfRecoverableValueOfAssetsTableLineItems [Line Items]
Impairment, beginning	(14,464)	0
Impairment at the year	0	(14,464)
Impairment, ending	R$ (14,464)	R$ (14,464)